PERSONNEL - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Staff cost before any capitalization	$ 225,457,766	$ 126,134,443	$ 48,903,173
Development programs expense, capitalised	57,080,000	20,585,000	12,481,000
Social security cost	18,628,209	8,960,364	3,854,266
Post-employment benefit expense in profit or loss	4,735,444	2,172,418	883,246
Capitalised development expenditure
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Staff cost before any capitalization	131,559,431	79,015,683	32,939,816
Development programs expense, capitalised	$ 2,523,260	$ 17,687,887	$ 0